Schedule of Key Management Personnel Compensation (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash based compensation	€ 167,060	€ 141,560
Share based compensation	603,778	35,000
Total	€ 770,838	€ 176,560